Investment Objectives and Goals	Jul. 31, 2026
Formidable ETF
Prospectus [Line Items]
Risk/Return [Heading]	Formidable ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Formidable ETF (the “Fund”) seeks long-term capital appreciation.
Formidable Dividend and Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Formidable Dividend and Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Formidable Dividend and Income ETF (the “Fund”) seeks income and long-term capital appreciation.
Formidable Fortress ETF
Prospectus [Line Items]
Risk/Return [Heading]	Formidable Fortress ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Formidable Fortress ETF (the “Fund”) seeks long-term capital appreciation.